Claims Payable - Additional Information (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
P3 Health Partners Inc.
Liability for Claims and Claims Adjustment Expense [Line Items]
IBNR	$ 139,322,367	$ 101,958,324	$ 76,031,460	$ 56,934,400	$ 19,859,348